Summary of Significant Accounting Policies - Narrative (Detail) $ / shares in Units, $ in Thousands	1 Months Ended	3 Months Ended	12 Months Ended
	Jun. 30, 2016	Nov. 30, 2013 vessel	Dec. 31, 2016 USD ($) ExtensionOption vote Tanker component partner $ / shares	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)
Vessels and equipment
Depreciation and amortization			$ 571,825	$ 509,500	$ 422,904
Amortization of vessels accounted for as capital leases			12,800	5,400	21,600
Number of tankers | vessel		5
Decrease in net income attributable to shareholders of Teekay Corporation			123,182	(82,151)	54,757
Interest costs capitalized to vessels and equipment			36,900	22,000	51,300
Asset retirement obligation
Asset retirement obligation			44,700	25,500
Other non-current assets			$ 190,699	232,776
Units for Maintenance and Safety [Member]
Vessels and equipment
Property, plant and equipment, useful life			35 years
Long Distance Towing and Offshore Installation [Member]
Vessels and equipment
Property, plant and equipment, useful life			25 years
Asset retirement obligation [Member]
Asset retirement obligation
Other non-current assets			$ 27,900	6,900
Oil Tanker [Member]
Vessels and equipment
Property, plant and equipment, useful life			25 years
Liquefied Natural Gas [Member]
Vessels and equipment
Property, plant and equipment, useful life			35 years
Liquefied Petroleum Gas [Member]
Vessels and equipment
Property, plant and equipment, useful life			30 years
Excluding amortization of Drydocking expenditure [Member]
Vessels and equipment
Depreciation and amortization			$ 492,000	$ 445,200	341,500
Randgrid Shuttle Tanker [Member]
Asset retirement obligation
Operating lease arrangement period, lessor			3 years
Number of extension options | ExtensionOption			12
Additional fixed rate time charter contract period			1 year
Maximum [Member] | FPSO [Member]
Vessels and equipment
Property, plant and equipment, useful life			25 years
Maximum [Member] | Dry-docking activity [Member]
Vessels and equipment
Property, plant and equipment, useful life			5 years
Minimum [Member] | FPSO [Member]
Vessels and equipment
Property, plant and equipment, useful life			20 years
Minimum [Member] | Dry-docking activity [Member]
Vessels and equipment
Property, plant and equipment, useful life			2 years 6 months
Service Life [Member] | Restatement Adjustment [Member]
Vessels and equipment
Decrease in net income attributable to shareholders of Teekay Corporation			$ 8,600
Earnings per share, basic and diluted (dollars per share) | $ / shares			$ 0.10
Service Life [Member] | Restatement Adjustment [Member] | Vessels [Member]
Vessels and equipment
Depreciation and amortization			$ 29,300
Shuttle Tankers [Member]
Basis of presentation and Non-Controlling Interests
Number of components in segment | component			2
Vessels and equipment
Number of components in segment | component			2
Public Subsidiaries [Member] | Maximum [Member]
Basis of presentation and Non-Controlling Interests
Ownership percentage			50.00%
Teekay LNG [Member]
Basis of presentation and Non-Controlling Interests
Ownership percentage			33.10%	33.10%
Vessels and equipment
Decrease in net income attributable to shareholders of Teekay Corporation			$ (46,743)	$ (81,911)	(88,262)
Teekay LNG [Member] | Preferred Unitholders [Member]
Basis of presentation and Non-Controlling Interests
Joint venture ownership percentage			100.00%
Teekay LNG [Member] | General Partner [Member]
Basis of presentation and Non-Controlling Interests
Interest of Company's general partner			2.00%
Teekay Offshore [Member]
Basis of presentation and Non-Controlling Interests
Ownership percentage			29.00%	37.00%
Number of components in segment | component			2
Vessels and equipment
Number of components in segment | component			2
Decrease in net income attributable to shareholders of Teekay Corporation			$ 8,751	$ (31,501)	(10,259)
Teekay Offshore [Member] | Shuttle Tankers [Member]
Vessels and equipment
Property, plant and equipment, useful life			20 years	25 years
Teekay Offshore [Member] | Series D Preferred Stock [Member]
Basis of presentation and Non-Controlling Interests
Ownership percentage			26.00%
Preferred units dividend rate	10.50%		10.50%
Joint venture ownership percentage			74.00%
Teekay Offshore [Member] | Preferred Unitholders [Member]
Basis of presentation and Non-Controlling Interests
Joint venture ownership percentage			100.00%
Teekay Offshore [Member] | Shuttle Tankers [Member]
Vessels and equipment
Number of tankers | Tanker			8
Average age			17 years
Teekay Offshore [Member] | General Partner [Member]
Basis of presentation and Non-Controlling Interests
Interest of Company's general partner			2.00%
Teekay Tankers [Member]
Basis of presentation and Non-Controlling Interests
Ownership percentage			25.40%	25.90%
Common stock number of votes per share | vote			5
Vessels and equipment
Decrease in net income attributable to shareholders of Teekay Corporation			$ (14,820)	$ (47,202)	$ (16,094)
Teekay Tankers [Member] | Class B [Member]
Basis of presentation and Non-Controlling Interests
Common Stock, maximum voting power			49.00%
Gp Of Teekay Lng and Teekay Offshore [Member]
Basis of presentation and Non-Controlling Interests
Ownership percentage			100.00%
Teekay Offshore and Teekay Lng [Member] | General Partner [Member]
Basis of presentation and Non-Controlling Interests
Number of partners | partner			1